Other Income, Net - Schedule of Other Income, Net (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Schedule of Other Income, Net [Abstract]
Gain on foreign currency exchange, net	$ 13,291	$ 9,885	$ 21,083	$ 403
Operating lease modifications	30,798	22,907	7,025	53,991
Gain on disposal of property, plant and equipment	957	712	5,000	386
Rental income	42,378	31,520	19,003
Fair value change in financial instrument (Note 7)	5,478	4,074	9,502	1,542
Government grants	28,192	20,968	136,827	100,556
Interest income from loan receivables (Note 10)	300,129	223,227
Toal other income, net	$ 421,223	$ 313,293	$ 198,440	$ 156,878